Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

	For the Years
	Ended December 31,
	2018	2017
United States	(5,828,261)	49,097
Foreign	788,159	1,617,439
Income before income taxes	$(5,040,102)	$1,666,536

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	For the Years
	Ended December 31,
	2018	2017
Deferred tax assets:
Stock-based compensation	$682,115	$—
Goodwill and intangible assets	19,410	—
Net operating loss carryforwards	493,063	50,524
Less: valuation allowance	(1,194,587)	(50,524)
Net deferred tax assets	$—	$—

Deferred tax liabilities:
Property and equipment	$341	$34,209
Net deferred tax liabilities	$341	$34,209
Net deferred tax liabilities	$341	$34,209

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The income tax provision (benefit) consists of the following:

	For the Years
	Ended December 31,
	2018	2017
Current:
Federal	$10,185	$27,513
Foreign	292,491	71,125
State and local	35,107	6,069
Total current	$337,783	$104,707

Deferred:
Federal	$(21,450)	$23,249
Foreign	(2,316)	(3,153)
State and local	(10,102)	8,302
Total deferred	$(33,868)	$28,398
Income tax provision (benefit)	$303,915	$133,105

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Years
	Ended December 31,
	2018	2017
Tax at federal statutory rate	21.0%	34.0%
Effect of U.S. tax law change	0.0%	(0.9)%
U.S. income attributable to pass-through entity	0.0%	(4.4)%
U.S. income subject to valuation allowance	(20.5)%	4.9%
State and local income taxes	0.0%	0.9%
Foreign income not subject to U.S. federal tax	0.0%	(33.0)%
Foreign tax	(6.3)%	4.1%
Other	(0.2)%	2.4%
Effective income tax rate	(6.0)%	8.0%